Other current financial assets (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets [abstract]
Schedule of Other Current Financial Assets

(CHF in millions)	6/30/2026	12/31/2025

Credit cards	21.9	11.0
Deposits	24.8	19.9
Other receivables	22.4	12.4
Other current financial assets	9.1	15.9
Other current financial assets at amortized cost	78.1	59.2
Other current financial assets at fair value through profit and loss	—	—
Other current financial assets	78.1	59.2